Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Investments in Associates
Associates consisted of the following:

		Place of	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities	Incorporation and Operation	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
			NT$	NT$
			(In Millions)	(In Millions)

Vanguard International Semiconductor Corporation (VIS)	Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$13,268.2	$13,496.0	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and sales of integrated circuits and other semiconductor devices	Singapore	8,934.7	9,728.8	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	3,491.7	3,734.3	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	1,608.1	2,482.9	35%	35%
Mutual-Pak Technology Co., Ltd. (Mutual-Pak)	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID	New Taipei, Taiwan	19.0	-	28%	-

			$27,321.7	$29,442.0

Summary of Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period

	December 31, 2022	December 31, 2023
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)

GUC	$29,926.9	$81,236.9

VIS	$35,977.3	$37,834.2

Xintec	$10,716.4	$14,188.4